SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Reserve Quantities [Line Items]
Revenue	$ 2,370,115	$ 1,981,872	$ 4,414,677	$ 3,521,608
CA Country [member]
Reserve Quantities [Line Items]
Revenue	2,136,047	1,508,277	4,052,431	2,277,657
US Country [member]
Reserve Quantities [Line Items]
Revenue	234,068	430,693	362,246	1,200,112
International [member]
Reserve Quantities [Line Items]
Revenue		$ 42,902		$ 43,839